Intangible assets - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 2,804	$ 4,389	$ 3,645
Quebec smelters
Disclosure of detailed information about intangible assets [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	6.60%	6.60%
Quebec smelters | Water rights
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 1,631	$ 1,776